Trade and other receivables	12 Months Ended
Mar. 31, 2019
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Trade and other receivables
6.	Trade and other receivables

The components of trade and other receivables as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Trade receivables	159,868	155,283
Lease receivables	1,784	1,520
Other receivables	4,909	4,280
Loss allowances	(413)	(298)

Total	166,148	160,785